Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.
COMMITMENTS AND CONTINGENCIES

Commitments for property management fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2025:

	RMB	US$
	(In thousands)
2026	18,296	2,616
2027	20,364	2,912
2028	19,613	2,805
2029	17,769	2,541
2030 and thereafter	64,109	9,167
	140,151	20,041

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2025:

	RMB	US$
	(In thousands)
2026	8,827,695	1,262,344
2027	5,109,474	730,645
2028	2,778,807	397,364
2029	827,147	118,280
2030 and thereafter	378,960	54,191
	17,922,083	2,562,824

Capital commitment

Future minimum payments under non-cancelable agreements for the purchase of fixed assets consist of the following as of December 31, 2025:

	RMB	US$
	(In thousands)
2026	18,258	2,610
2027	16,621	2,377
2028	15,908	2,275
2029	7,235	1,035
2030 and thereafter	—	—
	58,022	8,297

Litigation, claims and assessments

The Group is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2025. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, with certain restricted deposits used as security against certain lawsuits, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has accrued RMB14.5 million and RMB9.5 million (US$1.4 million) in “Accrued expenses” in the consolidated balance sheets as of December 31, 2024 and 2025.

The Group is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Group does not believe that, as of December 31, 2025, there was at least a reasonable possibility that the Group may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments made by the court and out-of-court settlements after December 31, 2025, but related to cases arising on or before December 31, 2025. The Group is in the process of appealing certain judgments for which losses have been accrued.